Equity (Deficit) - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 MXN ($)	Sep. 30, 2023 MXN ($)	Sep. 30, 2024 MXN ($) $ / uSDPerBbl	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Sep. 30, 2024 USD ($)
Disclosure of equity [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans			$ 121,077,944,000	$ 125,479,436,000
Post-employment benefit expense, defined benefit plans			$ (8,039,019,000)	(8,468,114,000)
Percentage of discount and return on plan asset	10.11%		10.11%		9.42%	10.11%
Net (loss) income	$ (161,455,401,000)	$ (79,134,359,000)	$ (430,102,758,000)	$ 3,024,796,000
Negative equity amount	1,739,181,706,000		1,739,181,706,000		$ 1,652,978,810,000
Negative working capital			565,807,098,000		$ 585,176,915,000
Bank indebtedness	203,705,500,000		203,705,500,000
Short- term debt principal maturities	358,663,020,000		$ 358,663,020,000
Percentage of share profit duty			30.00%		40.00%
Percentage reduction of share profit duty			10.00%
Decrease in duties due to tax incentives					$ 91,348,348,000
Indebtedness that may be used to partially cover financial balance in next year	$ 3,726,500,000		$ 3,726,500,000			$ 138,119,100
Percentage decrease in price of crude oil, natural gas, and petroleum products					20.00%
Crude oil price per barrel | $ / uSDPerBbl			72.5		56.7
Gain (loss) on non-controlling interest			$ (255,669,000)		$ (116,639,000)
Federal budget
Disclosure of equity [line items]
Negative budget financial balance			145,000,000,000
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Decrease in duties due to tax incentives			79,281,298,000
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution			$ 150,509,050,000		$ 166,615,123,000